Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 20,230	€ 22,631
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	11,811	10,500
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	20,296	22,703
Value on redemption	€ 10,533	€ 8,862